Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Film rights, acquired		$ 907
Short-term borrowings	$ 93,758	$ 140,559
Short-term borrowings, interest rate	100.00%	10.21%
Salaries	$ 36,697	$ 37,015	$ 35,661
Film rights purchased	132,139	107,722	186,757
Deferred revenue	9,827	12,260
Supreme Chambers, 5th Floor
Disclosure of transactions between related parties [line items]
Monthly lease payment	$ 83
Lease agreement, description	Pursuant to a lease agreement that expires on January 4, 2020, Eros International Media Limited leases office premise for studio use at Supreme Chambers, 5th Floor, Andheri (W), Mumbai from Kishore and Sunil Lulla. Beginning January 2015, the lease requires Eros International Media Limited to pay $83 each month under this lease.
Red Bridge Group Limited
Disclosure of transactions between related parties [line items]
Compensation for services		186	270
NextGen Films Private Limited
Disclosure of transactions between related parties [line items]
Film rights, acquired	393	1,109	7,760
Performance guarantee to bank in connection with funding commitments		8,000	8,000
Advances for film co-production	2,113	6,192	19,025
Refunds on abandonment of certain film projects			6,114
Film content advances	47,742
Everest Entertainment LLP
Disclosure of transactions between related parties [line items]
Film rights sold	18	1,260	166
Film rights purchased		314
Eros International Plc
Disclosure of transactions between related parties [line items]
Salaries	147	144	139
Manjula Lulla with Eros International Plc.
Disclosure of transactions between related parties [line items]
Salaries	147	144	139
Krishika Lulla with EIML
Disclosure of transactions between related parties [line items]
Salaries	121	123	133
Riddhima Lulla with Eros Digital FZ LLC
Disclosure of transactions between related parties [line items]
Salaries	300	213	$ 90
Xfinite Global Plc
Disclosure of transactions between related parties [line items]
Revenue from license fees	12,776	$ 1,413
Eros International Media Limited
Disclosure of transactions between related parties [line items]
Monthly lease payment	$ 4			$ 61
Lease agreement, description	Pursuant to a lease agreement that expired on March 31, 2019, the lease requires Eros International Media Limited to pay $4 each month under this lease. Eros International Media Limited leases apartments for studio use at Kailash Plaza, 3rd Floor, Opp. Laxmi Industrial Estate, Andheri (W), Mumbai, from Manjula K. Lulla, the wife of Kishore Lulla. The lease was renewed on April 1, 2020 for a further period of one year on the same terms. Pursuant to a lease agreement that expired on September 30, 2021, the lease requires Eros International Media Limited to pay $4 each month under this lease. Eros International Media Limited leases for use as executive accommodations the property Aumkar Bungalow, Gandhi Gram Road, Juhu, Mumbai, from Sunil Lulla.